Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental cash flow Information
	2021	2020	2019
	($)	($)	($)
Non-cash investing and financing activities:
Contribution benefit on low interest rate notes (Note 12)	-	170,329	223,913
Shares issued to acquire Newco shares 1	-	-	1,410,581
Deferred financing costs included in accrued expenses	174,813	398,276	-
Residual value of units	-	42,502	-
Common shares issued to settle debt	1,615,058	-	-
Fair value common shares issued in acquisition	13,184,384	-	-
Interest paid during the year	-	-	42,316
Income taxes paid during the year	-	-	-